Related Party Balances and Transactions (Details) - Schedule of Related Party Balances - Equipment rental deposit [Member] - Other Receivable a Related Party [Member] - Ezytronic Sdn Bhd [Member] - USD ($)
	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related Party Transaction, Description of Relationship	Jau Long “Jerry” Ooi is the common shareholder	Jau Long “Jerry” Ooi is the common shareholder
Related Party Transaction, Description of Transaction	Equipment rental deposit	Equipment rental deposit
Other Receivable, Related Party		$ 12,379